Statement of Changes in Net Assets Available for Benefits - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 38,646,078
Interest and dividends	9,983,770
Total investment income	48,629,848
Interest income on notes receivable from participants	637,976
Contributions:
Employer	14,560,277
Participants	25,601,400
Rollovers	4,896,383
Total contributions	45,058,060
Total	94,325,884
Deductions:
Benefits paid to participants	(43,430,068)
Administrative expenses	(640,173)
Total	(44,070,241)
Net increase	50,255,643
Net Assets Available for Benefits, Beginning of Year	284,567,085
Net Assets Available for Benefits, End of Year	$ 334,822,728